Income and Other Taxes - Additional Information (Detail)	12 Months Ended
Nov. 30, 2013
Income Tax [Line Items]
Measurement of tax benefit, minimum likelihood of the largest amount being realized upon ultimate resolution	50.00%
ITALY
Income Tax [Line Items]
Tax rate election period maximum	2014
Additional tax rate election period beginning 2015	10 years
Effective tax rate	6.00%
PORTUGAL | Maximum
Income Tax [Line Items]
Effective tax rate through 2020	5.00%